Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2017
Administrative facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	Between 35 and 48
Main production structures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	Between 30 and 49
Minor production structures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	Between 20 and 35
Mills and horizontal furnaces [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	Between 42 and 49
Vertical furnaces, crushers and grinders [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	Between 23 and 36
Electricity facilities and other minors [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	Between 12 and 35
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10
Heavy units [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	Between 11 and 21
Light units [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	Between 8 and 11
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	4
Tools [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	Between 5 and 10